Offerings	Mar. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.

(3)
There is being registered hereunder such indeterminate number or amount of debt securities, preferred stock, common stock, depositary shares and warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.

(3)
There is being registered hereunder such indeterminate number or amount of debt securities, preferred stock, common stock, depositary shares and warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.

(3)
There is being registered hereunder such indeterminate number or amount of debt securities, preferred stock, common stock, depositary shares and warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depository Shares
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.

(3)
There is being registered hereunder such indeterminate number or amount of debt securities, preferred stock, common stock, depositary shares and warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

(4)
The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If Targa Resources Corp. elects to offer fractional interests in shares of preferred stock to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(5)
Subsidiaries of Targa Resources Corp. named as
co-registrants
may fully and unconditionally guarantee on an unsecured basis the debt securities of Targa Resources Corp. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.